Note 5 - Stockholders' Equity - Share-Based Payment Arrangement, Option, Activity -10Q (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Outstanding, number of shares (in shares)	333,648	134,609
Outstanding, weighted average exercise price (in dollars per share)	$ 12.71	$ 28.41
Outstanding, weighted average remaining contractual term (Year)	8 years 10 months 24 days	8 years 7 months 6 days	8 years 2 months 12 days
Outstanding, aggregate intrinsic value	$ 0	$ 58,500	$ 0
Granted, number of shares (in shares)	805,300	200,000
Granted, weighted average exercise price (in dollars per share)	$ 2.48	$ 2.23
Outstanding, number of shares (in shares)	1,138,948	333,648	134,609
Outstanding, weighted average exercise price (in dollars per share)	$ 5.48	$ 12.71	$ 28.41
Exercisable, number of shares (in shares)	222,132	117,905
Exercisable, weighted average exercise price (in dollars per share)	$ 17.32	$ 30.67
Exercisable, weighted average remaining contractual term (Year)	7 years 6 months	7 years 1 month 6 days
Exercisable, aggregate intrinsic value	$ 0	$ 0